Goodwill and Other Intangible Assets, Net (Schedule of Goodwill) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 198	$ 198
Impairment charge	(25)	0	$ 0
Other adjustments	(7)	0
Goodwill, ending balance	166	198	198
Chemical Solutions [Member]
Goodwill [Roll Forward]
Impairment charge	(25)
Operating Segments [Member] | Titanium Technologies [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	13	13
Impairment charge	0	0
Other adjustments	0	0
Goodwill, ending balance	13	13	13
Operating Segments [Member] | Fluroproducts [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	85	85
Impairment charge	0	0
Other adjustments	0	0
Goodwill, ending balance	85	85	85
Operating Segments [Member] | Chemical Solutions [Member]
Goodwill [Roll Forward]
Goodwill, beginning balance	100	100
Impairment charge	(25)	0
Other adjustments	(7)	0
Goodwill, ending balance	$ 68	$ 100	$ 100